Asset Under Development	9 Months Ended
Sep. 30, 2017
Extractive Industries [Abstract]
Asset Under Development
ASSET UNDER DEVELOPMENT

(in thousands of $)	September 30, 2017	December 31, 2016
Purchase price installments	883,872	653,378
Interest costs capitalized	88,984	53,985
Other costs capitalized	59,260	24,630
	1,032,116	731,993

In May 2014, we entered into agreements for the conversion of the Hilli to a FLNG vessel. The primary contract was entered into with Keppel. Following the payment of the initial milestone installment, these agreements became fully effective on July 2, 2014. The Hilli was delivered to Keppel in Singapore in September 2014 for the commencement of her conversion. The Hilli FLNG conversion is complete and the vessel is currently undergoing commissioning.

The total estimated conversion, vessel and site commissioning cost for the Hilli is approximately $1.3 billion. As at September 30, 2017, the estimated timing of the outstanding payments in connection with the Hilli conversion are as follows:

(in thousands of $)	September 30, 2017
Payable within 3 months to December 31, 2017	97,575
Payable within 12 months to December 31, 2018	95,775
193,350